Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

                                                                                                            October 30, 2015

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Value Investors Trust– Form N-14

File Nos.: 033-31326 and 811-05878

Dear Sir or Madam:

            In connection with the registration by Franklin Value Investors Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C, Class R and Advisor Class shares of the Franklin Small Cap Value Fund (the “Small Cap Fund”), a series of the Registrant, that will be issued to shareholders of the Franklin All Cap Value Fund (the “All Cap Fund”), another series of the Registrant (the “All Cap Fund”), in connection with a transfer of substantially all of the assets of the All Cap Fund to the Small Cap Fund, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the All Cap Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on December 2, 2015.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Jamie Gershkow at (215) 564-8543.

Very truly yours,

/s/ Kenneth L. Greenberg

Kenneth L. Greenberg, Esq.

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